Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Benefit Plans
Discretionary contributions to qualified profit sharing and non qualified deferred compensation plan	$ 13	$ 12	$ 10